Issuance of Negotiable Obligations - Summary of Negotiable Obligations Under issuance Program (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Global Program For Issuance Of Negotiable Obligations Class I [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	11/11/2010
Notional amount	$ 50,000
Borrowings amortization basis	100% at mat
Borrowings term	84 months
Maturity date	11/11/2017
Borrowings interest rate basis	11.375
Borrowings				$ 1,475,283
Global Program for Issuance of Negotiable Obligations Class III [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	08/20/2013
Notional amount	$ 22,500
Borrowings amortization basis	100% at mat
Borrowings term	84 months
Maturity date	08/20/20
Borrowings interest rate basis	7
Borrowings		$ 871,571	$ 637,387	669,994
Global Program for Issuance of Negotiable Obligations Class IV [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings issuance date	11/18/2014
Notional amount	$ 13,441
Borrowings amortization basis	100% at mat
Borrowings term	84 months
Maturity date	11/18/21
Borrowings interest rate basis	7
Borrowings		512,246	375,274	395,156
Global Program for Issuance of Negotiable Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 1,383,817	$ 1,012,661	$ 2,540,433